Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income - Securities classified as available-for-sale (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Assets				$ 1,526,315
Financial assets at fair value through other comprehensive income		$ 1,518,441	$ 1,053,191
Assets instruments Available-for Sale
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Assets				1,526,315
Net unrealized gain recorded in other comprehensive income for available for sale securities	$ 9,521
Assets instruments Available-for Sale | Instruments issued by the Chilean Governments and Central Bank of Chile | Comder Contraparte Central S.A
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Amount of other financial instruments considered as collateral guarantee by executing derivative contracts	$ 31,415
Assets instruments Available-for Sale | Bonds issued by the Chilean Government and Central Bank | Instruments issued by the Chilean Governments and Central Bank of Chile
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Assets				204,128
Assets instruments Available-for Sale | Promissory notes issued by the Chilean Government and Central Bank | Instruments issued by the Chilean Governments and Central Bank of Chile
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Assets				3,346
Assets instruments Available-for Sale | Other instruments | Instruments issued by the Chilean Governments and Central Bank of Chile
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Assets				148,894
Assets instruments Available-for Sale | Other instruments | Other instruments issued in Chile
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Assets				83,006
Assets instruments Available-for Sale | Other instruments with repurchase agreements | Instruments issued by the Chilean Governments and Central Bank of Chile
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Assets			5,177
Repurchase agreement expiration period	3 days
Assets instruments Available-for Sale | Equity instruments valued at cost | Instruments issued by foreign institutions
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Assets				50
Assets instruments Available-for Sale | Equity instruments valued at fair value | Other instruments issued in Chile
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Assets				9,218
Assets instruments Available-for Sale | Equity instruments valued at fair value | Instruments issued by foreign institutions
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Assets				984
Assets instruments Available-for Sale | Mortgage bonds from domestic banks | Other instruments issued in Chile
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Assets				99,572
Assets instruments Available-for Sale | Bonds from domestic banks | Other instruments issued in Chile
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Assets				5,415
Assets instruments Available-for Sale | Deposits from domestic banks | Other instruments issued in Chile
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Assets				956,733
Assets instruments Available-for Sale | Bonds from other Chilean companies | Other instruments issued in Chile
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Assets				14,969
Debt instruments valued at fair value
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Net unrealized gain recorded in other comprehensive income for available for sale securities	$ 3,649
Impairment of financial assets	$ 4,268
Financial assets at fair value through other comprehensive income			1,043,440	$ 1,516,063
Debt instruments valued at fair value | Other instruments | Instruments issued by the Chilean Governments and Central Bank of Chile
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Assets			6,965
Repurchase agreement expiration period	3 days
Debt instruments valued at fair value | Fair value
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income			1,043,440
Debt instruments valued at fair value | Fair value | Bonds issued by the Chilean Government and Central Bank | Instruments issued by the Chilean Governments and Central Bank of Chile
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income			135,145
Debt instruments valued at fair value | Fair value | Other instruments | Instruments issued by the Chilean Governments and Central Bank of Chile
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income			29,077
Debt instruments valued at fair value | Fair value | Other instruments | Other instruments issued in Chile
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income			107,125
Debt instruments valued at fair value | Fair value | Other instruments | Instruments issued by foreign institutions
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income			108,544
Debt instruments valued at fair value | Fair value | Mortgage bonds from domestic banks | Other instruments issued in Chile
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income			92,491
Debt instruments valued at fair value | Fair value | Bonds from domestic banks | Other instruments issued in Chile
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income			5,351
Debt instruments valued at fair value | Fair value | Deposits from domestic banks | Other instruments issued in Chile
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income			559,108
Debt instruments valued at fair value | Fair value | Bonds from other Chilean companies | Other instruments issued in Chile
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income			$ 6,599